SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2023
SHORT-TERM AND LONG-TERM LOANS
SHORT-TERM AND LONG-TERM LOANS

10.         SHORT-TERM AND LONG-TERM LOANS

Short-term and long-term loans consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Short-term loans	—	1,412
Long-term loans, current portion	42,978	16,103
Long-term loans, less current portion	59,823	167,570

Short-term loan of US$1,412 as of December 31, 2023 represented an RMB-denominated borrowing obtained from a financial institution in China in December 2023. The loan bears a fixed annual interest rate of 3.45% and is scheduled to mature in December 2024. The entire loan amount of US$1,412 was fully secured by a property located in Beijing, which is owned by a company controlled by Vincent Tianquan Mo, the Executive Chairman of the Board and the controlling shareholder of the Company. There were no outstanding short-term loans as of December 31, 2022.

10.         SHORT-TERM AND LONG-TERM LOANS (continued)

The long-term loan of US$33,683 as of December 31, 2022 represented an RMB-denominated bank borrowing from a financial institution in China for the purchase of buildings in Beijing, PRC. The loan was originally repayable by installments through September 22, 2026 and bore interest rate of 4.55% in 2022. As of December 31, 2022, the entire outstanding balance was classified as a current liability, as the Company did not meet certain loan covenants and, despite having obtained a waiver from the lender, was deemed unlikely to comply with all provisions of the debt agreement within twelve months after the balance sheet date. The borrowing was secured by a building in the PRC with a carrying value of US$160,540 as of December 31, 2022. The loan was fully repaid during 2023, with no outstanding balance as of December 31, 2023.

The long-term loan of US$9,974 and US$7,499 as of December 31, 2022 and 2023, respectively, represents an RMB-denominated bank borrowing from a financial institution in China for the purchase of buildings in Wuhan, PRC. The loan is repayable by installments through March 21, 2027 and bears interest rate of 4.45% in 2023. As of December 31, 2022 and 2023, US$2,346 and US$2,306 of the outstanding balance, respectively, were classified as current liabilities due to their scheduled repayments within twelve months. The borrowing is secured by a building in the PRC with a carrying value of US $36,998 and US$30,078 as of December 31, 2022 and 2023, respectively. In addition to the mortgaged properties, the lender also holds a pledge over the rental income receivables arising from the properties.

The long-term loan of US $23,176 and US $18,233 as of December 31, 2022 and 2023, respectively, represents RMB-denominated bank borrowings from a financial institution in China for the purchase of buildings in Chongqing, PRC. The loan is repayable by installments through August 1, 2028 and bears a floating interest rate set at 25% above the long-term benchmark rate published by the People’s Bank of China. As of December 31, 2022 and 2023, US $4,580 and US $4,504 of the outstanding balance, respectively, were classified as current liabilities due to their scheduled repayments within twelve months. The borrowing is secured by a bank deposit balance of Nil and US$136, and by buildings in the PRC with a carrying value of US $76,409 and US $52,606 as of December 31, 2022 and 2023, respectively. In addition to the mortgaged properties, the lender also holds a pledge over the rental income receivables arising from the properties.

The long-term loan of US $35,968 and US $33,039 as of December 31, 2022 and 2023, respectively, represents RMB-denominated bank borrowings from financial institutions in China. The loan is repayable by installments through April 22, 2029 and bears interest rate of 5.23% in 2023. As of December 31, 2022 and 2023, US$2,369 and US $3,883 of the outstanding balance, respectively, were classified as current liabilities due to their scheduled repayments within twelve months. The borrowing is secured by buildings in the PRC with carrying value of US $48,870 and US $77,226 as of December 31, 2022 and 2023, respectively. In addition to the mortgaged properties, the lender also holds a pledge over the rental income receivables arising from the properties.

The long-term loan of US$39,533 as of December 31, 2023 represents an RMB-denominated borrowing obtained from a financial institution in China in August 2023. The loan is repayable by installments through July 2041 and bears a floating interest rate equal to 5-year Loan Prime Rate (LPR) published by the People’s Bank of China plus 0.70%, with an effective annual rate of approximately 4.90% for the year. Of the total outstanding balance, US$1,412 was scheduled to be repaid within twelve months and was classified as a current liability as of December 31, 2023. The borrowing is secured by a building in the PRC with a carrying value of US$50,118 as of December 31, 2023. In addition to the mortgaged properties, the lender also holds a pledge over the rental income receivables arising from the properties, as well as equity interests in certain PRC subsidiaries of the Company.

The long-term loan of US$85,369 as of December 31, 2023 represents an RMB-denominated borrowing obtained from a financial institution in China in November 2023. The loan is repayable by installments through May 2038 and bears a fixed annual interest rate of 5.4%. The loan includes an interest rate adjustment feature linked to the rental income performance of the pledged properties. No interest rate adjustment was triggered during the year ended December 31, 2023. Of the total outstanding balance, US$3,998 was scheduled to be repaid within twelve months and was classified as a current liability as of December 31, 2023. The borrowing is secured by a building in the PRC with a carrying value of US$140,681 as of December 31, 2023. In addition to the mortgaged properties, the lender also holds a pledge over the rental income receivables arising from the properties, as well as equity interests in certain PRC subsidiaries of the Company.